Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
10.
Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2011:

Year
2012	$201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	$744.3

Rental expense for all operating leases was $254.3, $248.8 and $250.8 for the years ended December 31, 2011, 2010 and 2009, respectively.